INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Electronic components	$ 29,043	$ 19,203
Finished goods	11,870	13,626
Inventories	$ 40,913	$ 32,829